Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
May 31, 2025
HOU-NPRT1-0725
1.802162.121
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Consumer Discretionary - 45.3%
Household Durables - 11.5%
Blu Homes Inc (a)(c)(d)	11,990,913	3,717
Cavco Industries Inc (a)	11,000	4,769,545
DR Horton Inc	52,846	6,238,999
KB Home	75,840	3,911,827
Lennar Corp Class A	27,220	2,887,498
Meritage Homes Corp	52,090	3,313,445
NVR Inc (a)	885	6,297,598
PulteGroup Inc	167,675	16,437,180
Somnigroup International Inc	223,830	14,562,380
Toll Brothers Inc	102,360	10,671,030
TopBuild Corp (a)	42,640	12,062,430
Whirlpool Corp (b)	20,370	1,590,693
		82,746,342
Specialty Retail - 33.8%
Floor & Decor Holdings Inc Class A (a)	195,690	14,029,016
Home Depot Inc/The	338,490	124,662,482
Lowe's Cos Inc	422,375	95,342,709
Restoration Hardware Inc (a)	11,000	1,992,210
Williams-Sonoma Inc	47,900	7,748,304
		243,774,721
TOTAL CONSUMER DISCRETIONARY		326,521,063

Industrials - 32.6%
Building Products - 22.0%
AAON Inc	48,910	4,709,544
American Woodmark Corp (a)	37,530	2,115,566
Apogee Enterprises Inc	32,730	1,265,014
Armstrong World Industries Inc	51,700	8,046,071
AZEK Co Inc/The Class A (a)	119,220	5,902,582
Builders FirstSource Inc (a)	107,565	11,582,599
Carlisle Cos Inc	33,710	12,815,868
Carrier Global Corp	186,510	13,279,512
Johnson Controls International plc	441,161	44,720,491
Simpson Manufacturing Co Inc	46,210	7,194,897
Trane Technologies PLC	110,340	47,475,992
		159,108,136
Construction & Engineering - 10.2%
AECOM	89,090	9,786,537
Comfort Systems USA Inc	22,510	10,764,957
EMCOR Group Inc	25,350	11,961,651
Fluor Corp (a)	87,780	3,649,892
Quanta Services Inc	77,139	26,424,736
WillScot Holdings Corp	422,980	11,399,311
		73,987,084
Ground Transportation - 0.2%
U-Haul Holding Co Class N	24,600	1,403,184
Trading Companies & Distributors - 0.2%
Watsco Inc	3,110	1,379,503
TOTAL INDUSTRIALS		235,877,907

Materials - 10.4%
Chemicals - 0.3%
Sherwin-Williams Co/The	6,870	2,465,024
Construction Materials - 10.1%
CRH PLC	331,650	30,233,214
Eagle Materials Inc	27,840	5,629,526
James Hardie Industries PLC depository receipt (a)	156,282	3,595,574
Martin Marietta Materials Inc	53,260	29,162,513
Vulcan Materials Co	16,546	4,385,848
		73,006,675
TOTAL MATERIALS		75,471,699

Real Estate - 11.3%
Real Estate Management & Development - 0.3%
Compass Inc Class A (a)	376,620	2,225,824
Residential REITs - 11.0%
Camden Property Trust	86,070	10,112,364
Elme Communities	780,820	12,539,969
Equity Residential	44,070	3,091,070
Essex Property Trust Inc	40,370	11,461,043
Invitation Homes Inc	632,980	21,331,426
Mid-America Apartment Communities Inc	110	17,232
Sun Communities Inc	168,390	20,786,062
		79,339,166
TOTAL REAL ESTATE		81,564,990

TOTAL UNITED STATES		719,435,659
TOTAL COMMON STOCKS (Cost $419,204,834)		719,435,659

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	5,270,169	5,271,223
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	1,628,912	1,629,075
TOTAL MONEY MARKET FUNDS (Cost $6,900,298)			6,900,298

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $426,105,132)	726,335,957
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,774,057)
NET ASSETS - 100.0%	722,561,900

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,715,820	37,401,367	36,845,964	27,887	-	-	5,271,223	5,270,169	0.0%
Fidelity Securities Lending Cash Central Fund	1,886,925	55,511,961	55,769,811	1,270	-	-	1,629,075	1,628,912	0.0%
Total	6,602,745	92,913,328	92,615,775	29,157	-	-	6,900,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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